Related Party Transactions - Summary of Nature of Related Party Relationship (Details)	6 Months Ended
Jun. 30, 2023
Genscript Biotech Corporation ("Genscript")
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation
Genscript Netherlands
Disclosure Of Transactions Between Related Parties [Line Items]
Relationship	Controlled by Genscript or its parent, Genscript Corporation